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United States
Securities and Exchange Commission
Washington, D.C.
Form 13F
Form 13 F Cover Page


Report for the Calendar Year or Quarter Ended:       30-Sep-03


Check here if Amendment                Amendment Number:
This Amendment (Check only one)            [  ] is a restatement.
                                           [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:                         Mark S. Siegel
Address:                      1801 Century Park East Suite 1111
                              Los Angeles, CA 90067


Form 13 F File Number:        28-4186

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Mark S. Siegel
Title:                 President
Phone:                 (310) 843-0050


Signature, Place, and Date of Signing

/s/   Mark S. Siegel        Los Angeles, California     10/21/2003
-----------------------     -----------------------     ----------------------
[Signature]                 [City, State]               [Date]

Report Type (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

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Page 1 of 1


        NAME OF REPORTING MANAGER: REMY INVESTORS AND CONSULTANTS, INC.



Item 1:                     Item 2:    Item 3:    Item 4:    Item 5:         Item 6: Investment Discretion          Item 7:
                                                                        --------------------------------------
                                                   Fair     Shares of             (b) Shared - As
                            Title of    CUSIP     Market    Principal                Defined In     c) Shared -   Managers See
Name of Issuer                Class    Number      Value     Amount     (a)Sole       Instr. V         Other        Instr. V
--------------------------  --------  ---------   -------   ---------   -------   ---------------   -----------   ------------
                                                  (x1000)
PATTERSON-UTI ENERGY CORP.  COMMON    703481101   128,028   4,729,524     x

VARIFLEX, INC.              COMMON    922242102    10,617   1,666,667     x

VIACOM, INC.                COMMON    925524308    19,769     516,168     x

DISCOVERY LABS, INC.        COMMON    254668106       914     126,960     x

FLEXTRONICS INTL, LTD       COMMON    999900002       609      42,827     x

GENTA                       COMMON    372452070       268      21,158     x
--------------------------  --------  ---------   -------   ---------   -------   ---------------   -----------   ------------
      COLUMN TOTALS                               160,205


SEC USE ONLY
----------------------------------
 Item 8: Voting Authority (Shares)
----------------------------------
(a) Sole   (b) Shared   (c) None
--------   ------------   --------

    x

    x

    x

    x

    x

    x
--------   ------------   --------


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                             Form 13F Summary Page          SEC 1685 (5/91)


Report Summary:

Number of other Included Managers:
                                                 ---------
Form 13F Information Table Entry Total:
                                                 ---------
Form 13F Information Table Value Total:           $160,205
                                                 ---------
                                                   (x1000)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE